COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of supplemental information related to leases

	Six Months Ended June 30,
	2023	2022
Lease cost:
Operating lease cost	$390,819	$389,813
Short-term lease cost	46,717	17,922

Other information:
Operating cash outflow used for operating leases	316,040	185,000
Weighted average discount rate	9.0%	9.0%
Weighted average remaining lease term	9.0 years	9.9 years

	Year Ended December 31,
	2022	2021
Lease cost:
Operating lease cost	$782,591	$414,085
Short-term lease cost	33,751	21,628

Other information:
Operating cash outflow used for operating leases	416,250	285,959
Weighted average discount rate	9.0%	9.0%
Weighted average remaining lease term	9.5 years	10.4 years

Schedule of future minimum lease payments for non-cancellable operating leases

Amount
Calendar year:
2023	$380,829
2024	779,087
2025	798,556
2026	818,518
2027	838,984
Thereafter	4,043,427
Total undiscounted future minimum lease payments	7,659,401
Less: Impact of discounting	(2,500,148)
Total present value of operating lease obligations	5,159,253
Current portion	(769,563
Operating lease obligations, less current portion	$4,389,690

As of December 31, 2022
Fiscal year:
2023	$696,869
2024	779,087
2025	798,556
2026	818,518
2027	838,984
Thereafter	4,043,427
Total undiscounted future minimum lease payments	7,975,441
Less: Impact of discounting	(2,735,629)
Total present value of operating lease liability	5,239,812
Current portion	(696,869)
Operating lease liability, less current portion	$4,542,943